SPDR® Index Shares Funds

SPDR Bloomberg SASB Emerging Markets ESG Select ETF

(the “Fund”)

Supplement dated May 3, 2022 to the Prospectus and Summary Prospectus,

each dated January 10, 2022, as may be supplemented from time to time

1.

Effective immediately, the “China” risk discussion within the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 3 of the Prospectus and Summary Prospectus is deleted and replaced with the following:

China: The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. The Chinese government may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. International trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. The Fund may invest in shares of Chinese companies traded on stock markets in Mainland China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the Mainland China stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the Mainland China stock market. The Fund may also gain investment exposure to certain Chinese companies through variable interest entity (“VIE”) structures. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non-Chinese ownership of such company. The VIE structure does not involve equity ownership in a China-based company but rather involves claims to the China-based company’s profits and control of its assets through contractual arrangements. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach those contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. If the Chinese government takes action adversely affecting VIE structures, the market value of the Fund’s associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent consequences, which could result in substantial investment losses.

2.	Effective immediately, the “China” risk discussion within the “ADDITIONAL RISK INFORMATION” section beginning on page 9 of the Prospectus is deleted and replaced with the following:

China. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. The Chinese government also may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. International trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. The Fund may invest in shares of Chinese companies traded on stock markets in Mainland China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the Mainland China stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the Mainland China stock market.

The Fund may also gain investment exposure to certain Chinese companies through variable interest entity (“VIE”) structures. Such investments are subject to the investment risks associated with the Chinese-based company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non-Chinese ownership of such company. The VIE structure does not involve direct equity ownership in a China-based company, but rather involves claims to the China-based company’s profits and control of the assets that belong to the China-based company through contractual arrangements. Intervention by the Chinese government with respect to the VIE structure could significantly affect the Chinese operating company’s performance and thus, the value of the Fund’s investment through a VIE structure, as well as the enforceability of the contractual arrangements of the VIE structure. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of the arrangements, or the contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available.

From time to time, certain of the companies comprising the Index may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company’s performance. Additionally, one or more of these companies may suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund will be indirectly subject to these risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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